FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Investment Securities, Available-for-sale	$ 3,409,648	$ 4,207,846
Loans Held-for-sale, Fair Value Disclosure	7,900	29,500
Derivatives		212,970
Liabilities
Derivatives	357,698	212,977
Impaired Commercial And Commercial Real Estate Loans Member
Liabilities
Principal Amount of Commercial and Commercial Real Estate Loans	11,900	28,800
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Investment Securities, Available-for-sale	32,696	34,776
Derivatives		0
Total	32,696	34,776
Liabilities
Total	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	7,918	29,482
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Investment Securities, Available-for-sale	3,341,096	4,134,889
Derivatives		92,328
Total	3,706,742	4,377,467
Liabilities
Total	358,001	213,212
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Investment Securities, Available-for-sale	35,856	38,181
Derivatives		0
Total	35,856	38,181
Liabilities
Total	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Investment Securities, Available-for-sale	3,409,648	4,207,846
Loans Held-for-sale, Fair Value Disclosure	7,918	29,482
Derivatives		92,328
Total	3,775,294	4,450,424
Liabilities
Total	358,001	213,212
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	152,846
Liabilities
Derivatives	153,119	92,444
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	152,846
Liabilities
Derivatives	153,119	92,444
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	204,882	120,768
Liabilities
Derivatives	204,882	120,768
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	204,882	120,768
Liabilities
Derivatives	$ 204,882	$ 120,768